Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price	12 Months Ended
Dec. 31, 2023 $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Options outstanding (in Shares) | shares	1,945,500
Weighted Average remaining contractual Term	3 years 8 months 15 days
Weighted average exercise price	$ 24.52
Options Exercisable (in Shares) | shares	796,425
Weighted Average Exercise price of Options Exercisable	$ 24.78
Exercise Price Range 8 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Ranges of exercise price	$ 8.49
Options outstanding (in Shares) | shares	15,000
Weighted Average remaining contractual Term	7 months 6 days
Weighted average exercise price	$ 8.49
Options Exercisable (in Shares) | shares	15,000
Weighted Average Exercise price of Options Exercisable	$ 8.49
Exercise Price Range 8.37-10.02 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Ranges of exercise price, lower limit	9.49
Ranges of exercise price, upper limit	$ 13.88
Options outstanding (in Shares) | shares	52,000
Weighted Average remaining contractual Term	1 year 4 months 9 days
Weighted average exercise price	$ 11.49
Options Exercisable (in Shares) | shares	52,000
Weighted Average Exercise price of Options Exercisable	$ 11.49
Exercise Price Range 10.78-18.77 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Ranges of exercise price, lower limit	18.26
Ranges of exercise price, upper limit	$ 22.03
Options outstanding (in Shares) | shares	816,500
Weighted Average remaining contractual Term	4 years 10 months 9 days
Weighted average exercise price	$ 20
Options Exercisable (in Shares) | shares	188,425
Weighted Average Exercise price of Options Exercisable	$ 20.93
Exercise Price Range 22.54-24.33 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Ranges of exercise price, lower limit	22.71
Ranges of exercise price, upper limit	$ 27.28
Options outstanding (in Shares) | shares	271,250
Weighted Average remaining contractual Term	2 years 9 months 7 days
Weighted average exercise price	$ 23.43
Options Exercisable (in Shares) | shares	182,500
Weighted Average Exercise price of Options Exercisable	$ 22.69
Exercise Price Range 27.79-31.57 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Ranges of exercise price, lower limit	28.6
Ranges of exercise price, upper limit	$ 31.06
Options outstanding (in Shares) | shares	723,750
Weighted Average remaining contractual Term	3 years 3 months 14 days
Weighted average exercise price	$ 28.95
Options Exercisable (in Shares) | shares	325,000
Weighted Average Exercise price of Options Exercisable	$ 29.12
Exercise Price Range 33.99 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ Stock Option Plans into Ranges of Exercise Price [Line Items]
Ranges of exercise price	$ 33.48
Options outstanding (in Shares) | shares	67,000
Weighted Average remaining contractual Term	3 years 11 months 1 day
Weighted average exercise price	$ 33.48
Options Exercisable (in Shares) | shares	33,500
Weighted Average Exercise price of Options Exercisable	$ 33.48